INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure Of Detailed Information About Income tax components recognized in income statement [Text Block]
11.1.	Components recognized in the income statement of the period:

	December 31, 2018	December 31, 2017	December 31, 2016
In millions of Colombian pesos
Current tax
Fiscal term	752,728	1,041,454	813,355
Prior fiscal terms (1)	(146,837)	3,967	2,519
Total current tax	605,891	1,045,421	815,874
Deferred tax
Fiscal term	223,544	193,177	360,958
Total deferred tax	223,544	193,177	360,958
Total tax	829,435	1,238,598	1,176,832

(1)	The recoveries of previous periods for $ 85,921 was recognized in 2017 in Bancolombia as income.

Disclosure Of Detailed Information About Income Tax Components Recognized In Other Comprehensive Income [Text Block]
11.2.	Components recognized in Other Comprehensive Results (OCI)

December 31, 2018
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net after taxes
Revaluation losses related to the defined benefit liability	37,325	(7,663)	29,662
Net income (loss) from financial instruments measured at fair value	(16,873)	10,190	(6,683)
Unrealized gains/(loss) on investments in associates and joint ventures using equity method.	2,581	(663)	1,918
Net profit (loss) on foreign investment hedge	458,943	172,870	631,813
Net	481,976	174,734	656,710

See Consolidated Statement of Comprehensive Income

December 31, 2017
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net after taxes
Revaluation losses related to the defined benefit liability	3,753	(3,725)	28
Net income (loss) from financial instruments measured at fair value	17,548	9,789	27,337
Net profit (loss) on foreign investment hedge	449,640	(6,895)	442,745
Net	470,941	(831)	470,110

See Consolidated Statement of Comprehensive Income

December 31, 2016
In millions of COP
	Amounts before taxes	Deferred tax	Net after taxes
Remeasurement loss related to defined benefit liability	626	(10,966)	(10,340)
Net profit (loss) by financial instruments measured at fair value	208,276	24,341	232,617
Net	208,902	13,375	222,277

See Consolidated Statement of Comprehensive Income

Disclosure Of Detailed Information about Applicable Tax Rates [Text Block]
11.3.	Other revelations

11.3.1.	Explanation of applicable fees

The following are the nominal rates of the current tax in each of the countries where Grupo Bancolombia has operations subject to income tax:

Companies domiciled in Colombia

The current income tax rate in accordance with Law 1819 of 2016, for the taxable periods 2018, 2017 and 2016 was:

	2018	2017	2016
Rent	33.00%	34.00%	25.00%
CREE	0%	0%	9.00%
Surcharge	4.00%	6.00%	6.00%
Total	37.00%	40.00%	40.00%

The deferred tax as of December 31, 2018 was calculated based on the temporary differences, taking into account the applicable rates for 2019 and following years, as follows:

	2019	2020	2021	2022 onwards
Rent	33.00%	32.00%	31.00%	30.00%
Additional points	4.00%	3.00%	3.00%	0%
Total	37.00%	35.00%	34.00%	30.00%

Domiciled companies in other countries

The current and deferred income tax rate, for the taxable periods 2017 and 2018 was:

		2017	2018	2019 onwards
Companies in Peru	Rent	29.50%	29.50%	29.50%
Companies in Panama	Rent	25.00%	25.00%	25.00%
Companies in El Salvador	Rent	30.00%	30.00%	30.00%
Companies in Guatemala	Rent	25.00%	25.00%	25.00%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
11.3.2.	Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is:

	December 31, 2018	December 31, 2017
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(442,739)	(1,043,724
Foreign Subsidiaries	(4,547,635)	(4,533,672)

Disclosure of deferred taxes [text block]
In accordance with IAS 12 no deferred tax credit was recorded, because the administration can control the future time in which such differences are reversed and this is not expected to occur in the foreseeable future.

11.3.3.	Temporary differences as of December 31, 2018

-
Net effect of deferred tax assets and liabilities by company disclosed in the Financial Position Statement:

	December 31, 2018	December 31, 2018	December 31, 2017	December 31, 2017
In millions of Colombian pesos
Company	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Arrendadora Financiera S.A.	94		299
Bagrícola Costa Rica S.A.	74		56	-
Grupo Agromercantil Holding		(13,566)	-	(29,924)
Banca de Inversión Bancolombia S.A.		(20,300)	-	(26,432)
Banco Agrícola S.A.	67,527		46,328	-
Bancolombia S.A.		(1,245,807)	-	(1,368,062)
Banistmo SA and Subsidiaries	198,958		96,533	-
BIBA Inmobiliaria S.A.S.		(19)	-	(5)
Trust Fund "Lote Abelardo Castro"		(123)	-	(188)
Fiduciaria Bancolombia S.A.		(4,265)	1,808	-
Inversiones CFNS S.A.S.		(1,011)	-	(700)
Renting Colombia S.A.		(22,450)	-	(5,466)
Transportempo S.A.S	163		509	-
Valores Banagrícola S.A.	19		10	-
Valores Bancolombia S.A.	4,342		3,071	-
Valores Simesa S.A.		(10,754)	-	(9,421)
Net Deferred Tax by Company	271,177	(1,318,295)	148,614	(1,440,198)
Net Deferred Tax		(1,047,118)		(1,291,584)

This section shows the net deferred tax resulting from each company and differs from the information in section 11.3.4, because there the deferred tax is disclosed according to its nature.

11.3.4.	Asset and liability deferred tax detail without netting by company

This section shows the deferred tax according to its nature and differs from the information in section 11.3.3, because there the deferred tax is shown net by company.

Assets deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on OCI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Assets deferred tax Results	559,220	127,463	-	(5,752)	23,870	704,801
Assets deferred tax OCI and Equity	43,645	-	435,826	-	(1,595)	477,876
Net Deferred Tax	602,865	127,463	435,826	(5,752)	22,275	1,182,677

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	21,153	3,848	812	18,117
Employee Benefits	161,524	2,021	12,824	172,327
Deterioration assessment	204,910	207,296	59,306	56,920
Tax credits settlement	68,463	209	5,935	74,189
Financial Obligations	51,863	1,916	241,918	291,865
Investments evaluation	81	6,495	80,277	73,863
Other deductions	51,226	38,257	4,551	17,520
Total Asset Deferred Tax	559,220	260,042	405,623	704,801

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:
Net profit (loss) on foreign investment hedge	6,895	-	172,870	179,765
Employee Benefits	36,750	9,625	1,478	28,603
IFRS 9 implementation adjustment (1)	-	17,614	287,122	269,508
Total Asset Deferred Tax	43,645	27,239	461,470	477,876

(1)	Value recorded against retained earnings, not other comprehensive income (ORI)

In accordance with the financial projections, it is expected in the future to generate sufficient liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared taking into account the information of the Bancolombia Group's economic research, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the Bank's long-term strategy is taken into account.

Liability deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on OCI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Liability deferred tax Results	(1,784,575)	(293,108)	-	(50,524)	6,206	(2,122,001)
Liability deferred tax OCI and Equity	(109,874)	-	2,930	(663)	(187)	(107,794)
Net Deferred Tax	(1,894,449)	(293,108)	2,930	(51,187)	6,019	(2,229,795)

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Liability Deferred Tax:
Property and equipment	(233,550)	16,225	26,005	(243,330)
Lease restatement	(455,610)	242,251	-	(213,359)
Deterioration assessment	(6,412)	4,923	373,689	(375,178)
Participatory titles evaluation	(121,210)	40,084	58,837	(139,963)
Derivatives' evaluation	(56,726)	-	121,744	(178,470)
Goodwill	(758,888)	18,818	118,779	(858,849)
Properties received in payment	(47,509)	2,563	32,097	(77,043)
Other deductions	(104,670)	76,659	7,798	(35,809)
Total Liability Deferred Tax:	(1,784,575)	401,523	738,949	(2,122,001)

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Liability Deferred Tax
Employee Benefits	(4,401)	721	237	(3,917)
Investments evaluation	(105,473)	14,247	4,057	(95,283)
Investments in associates. Adjustment for equity method	-	-	663	(663)
IFRS 9 implementation adjustment (1)(2)	-	-	7,931	(7,931)
Total Liability Deferred Tax:	(109,874)	14,968	12,888	(107,794)

(1)	Value recorded against retained earnings, not other comprehensive income (ORI)
(2)	Effect on Grupo Agromercantil Holding due to an increase in the investments evaluation

Total deferred tax

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on ORI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:	602,865	127,463	435,826	(5,752)	22,275	1,182,677
Liability Deferred Tax	(1,894,449)	(293,108)	2,930	(51,187)	6,019	(2,229,795)
Net Deferred Tax	(1,291,584)	(165,645)	438,756	(56,939)	28,294	(1,047,118)

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
11.3.5.	Reconciliation of the effective tax rate

Reconciliation of the tax rate	December 31, 2018	December 31, 2017	December 31, 2016
In millions of Colombian pesos
Accounting profit	3,615,870	3,992,771	3,968,282
Applicable tax with nominal rate	1,337,872	1,597,108	1,587,313
Non-deductible expenses to determine taxable profit (loss)	266,246	356,350	255,435
Accounting and non-tax expense (income) to determine of taxable profit (loss)	(168,134)	(179,605)	(217,056)
Base Differences	486,193	341,828	(348,985)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss) (1)	(579,660)	(23,844)	23,381
Ordinary activities income exempt from taxation	(235,560)	(181,406)	(121,917)
Ordinary activities income not constituting income or occasional tax gain	(133,211)	(130,272)	(111,027)
Tax deductions	(25,398)	(184,620)	(107,083)
Goodwill Depreciation	(218,277)	(233,004)	-
Tax depreciation surplus	(118,046)	(177,936)	(20,323)
Tax rate effect in other countries (2)	(92,125)	(218,785)	72,144
Prior fiscal terms	(146,837)	3,967	2,519
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	456,372	268,817	162,431
Total tax	829,435	1,238,598	1,176,832

Disclosure of Detailed Information about Reconcialation on Contingent Tax Liabilities [Table Text Block]
For the Consolidated Financial Statements as of December 31, 2017 and 2018, the Bancolombia Group, once the tax positions adopted in the statements subject to review by the tax authority were analyzed, considered it necessary to reverse and update the uncertain positions in accordance with the administrative acts undertaking during the year:

Balance December 2017	Update	Payments	Reversal	Balance December 2018
353,338	13,606	156,953	95,023	114,968

Disclosure Of Detailed Information About Tax Credit Carry forwards [Text Block]
The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2018.

Base	Deferred tax recognized asset
In millions of Colombian pesos
224,817	74,190

Disclosure of Detailed Information About Rate of income and supplementary taxes [Table Text Block]
a)
For financial institutions, the rate of income and supplementary taxes is modified and some points are added to the general rate, when the taxable income is equal to or greater than 120,000 TVU (Tax value unit) , as follows:

Income tax and complementary
	2019	2020	2021	2022 onwards
Rate	33%	32%	31%	30%
Additional points	4%	3%	3%	0%
Total rate	37%	35%	34%	30%